Submission	Sep. 19, 2025
Submission [Line Items]
Central Index Key	0001610853
Registrant Name	HELIUS MEDICAL TECHNOLOGIES, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A